Certain Transactions (Details) - Schedule of fair value of the consideration transferred to origin stockholders for the origin transaction	12 Months Ended
Dec. 31, 2024 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Cash payments	$ 53,815,000
Issuance of ordinary shares to Origin stockholders	5,202,000
Contingent consideration at estimated fair value	659,000
Other labilities	868,000
Total consideration	$ 60,544,000